Fair Value, Changes in Value of Assets with Nonrecurring Fair Value Adjustments (Details) - Nonrecurring [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Mortgage loans held for sale	$ 11	$ 21
Loans held for sale	0	(39)
Loans	(498)	(505)
Nonmarketable equity securities	322	265
Premises and equipment	(170)	0
Other assets	(84)	(40)
Total	(419)	(298)
Total Commercial [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	(291)	(221)
Total Consumer [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	$ (207)	$ (284)